UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1:	Schedule of Investments

Vanguard Asset Allocation Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (82.0%)

Consumer Discretionary (8.7%)
* Comcast Corp. Class A	1,700,673	71,990
Time Warner, Inc.	3,253,895	70,870
Home Depot, Inc.	1,663,373	66,801
The Walt Disney Co.	1,685,856	57,774
McDonald's Corp.	1,003,219	44,473
News Corp., Class A	1,916,300	41,162
Target Corp.	701,870	40,042
Lowe's Cos., Inc.	1,248,504	38,891
* Viacom Inc. Class B	577,542	23,697
* Starbucks Corp.	609,412	21,585
The McGraw-Hill Cos., Inc.	293,106	19,937
CBS Corp.	632,167	19,711
* Kohl's Corp.	273,255	18,699
Carnival Corp.	360,356	17,675
Federated Department Stores, Inc.	428,027	16,321
Best Buy Co., Inc.	330,632	16,264
Staples, Inc.	590,910	15,777
* DIRECTV Group, Inc.	628,383	15,672
NIKE, Inc. Class B	155,118	15,361
Harley-Davidson, Inc.	217,054	15,296
Omnicom Group Inc.	142,503	14,897
Clear Channel Communications, Inc.	412,619	14,664
J.C. Penney Co., Inc. (Holding Co.)	183,366	14,185
General Motors Corp.	459,312	14,110
Johnson Controls, Inc.	159,053	13,666
Marriott International, Inc. Class A	277,606	13,247
* Coach, Inc.	304,400	13,077
Yum! Brands, Inc.	220,154	12,945
International Game Technology	276,055	12,754
Harrah's Entertainment, Inc.	150,477	12,447
* Sears Holdings Corp.	69,840	11,728
Gannett Co., Inc.	190,104	11,494
Ford Motor Co.	1,519,093	11,408
Starwood Hotels&Resorts Worldwide, Inc.	177,103	11,069
Hilton Hotels Corp.	313,256	10,933
TJX Cos., Inc.	367,758	10,488
Fortune Brands, Inc.	121,852	10,405
* Amazon.com, Inc.	255,600	10,086
Nordstrom, Inc.	184,955	9,126
* Office Depot, Inc.	236,005	9,008
* Bed Bath&Beyond, Inc.	223,854	8,529
The Gap, Inc.	436,294	8,508
Limited Brands, Inc.	282,133	8,165
Mattel, Inc.	319,644	7,243
* Univision Communications Inc.	204,105	7,229
* IAC/InterActiveCorp	181,797	6,756
Newell Rubbermaid, Inc.	223,213	6,462
Genuine Parts Co.	135,653	6,434
H&R Block, Inc.	265,406	6,115
VF Corp.	72,230	5,929
Eastman Kodak Co.	226,904	5,854
Lennar Corp. Class A	111,200	5,834
D. R. Horton, Inc.	220,000	5,828
Sherwin-Williams Co.	91,252	5,802
Pulte Homes, Inc.	173,404	5,743
Centex Corp.	97,202	5,470
Harman International Industries, Inc.	53,100	5,305
Whirlpool Corp.	63,618	5,282
Tribune Co.	170,048	5,234
* AutoZone Inc.	44,951	5,195
* Wyndham Worldwide Corp.	160,959	5,154
Darden Restaurants Inc.	119,081	4,783
Black&Decker Corp.	56,490	4,518
Tiffany&Co.	113,052	4,436
* Interpublic Group of Cos., Inc.	358,506	4,388
* Apollo Group, Inc. Class A	112,203	4,373
Dollar General Corp.	258,543	4,152
Hasbro, Inc.	134,603	3,668
Leggett&Platt, Inc.	151,903	3,630
Family Dollar Stores, Inc.	123,503	3,622
Liz Claiborne, Inc.	80,852	3,514
E.W. Scripps Co. Class A	68,900	3,441
The Stanley Works	65,801	3,309
KB Home	61,402	3,149
Jones Apparel Group, Inc.	91,152	3,047
Wendy's International, Inc.	88,897	2,942
* AutoNation, Inc.	137,696	2,936
New York Times Co. Class A	117,552	2,864
OfficeMax, Inc.	56,551	2,808
* The Goodyear Tire&Rubber Co.	132,103	2,773
Brunswick Corp.	78,601	2,507
Circuit City Stores, Inc.	121,253	2,301
Snap-On Inc.	45,251	2,156
* Big Lots Inc.	90,952	2,085
Meredith Corp.	35,501	2,000
RadioShack Corp.	108,531	1,821
Dow Jones&Co., Inc.	47,551	1,807
Dillard's Inc.	50,501	1,766

		1,106,602

Consumer Staples (7.6%)
The Procter&Gamble Co.	2,588,257	166,347
Altria Group, Inc.	1,706,536	146,455
Wal-Mart Stores, Inc.	2,005,114	92,596
PepsiCo, Inc.	1,343,966	84,065
The Coca-Cola Co.	1,661,272	80,156
Walgreen Co.	816,294	37,460
Anheuser-Busch Cos., Inc.	626,639	30,831
Colgate-Palmolive Co.	418,202	27,284
Kimberly-Clark Corp.	372,699	25,325
CVS Corp.	660,612	20,420
Costco Wholesale Corp.	377,699	19,969
Sysco Corp.	502,309	18,465
Archer-Daniels-Midland Co.	528,232	16,882
General Mills, Inc.	284,306	16,376
The Kroger Co.	587,611	13,556
Safeway, Inc.	362,607	12,532
H.J. Heinz Co.	264,905	11,923
Avon Products, Inc.	359,657	11,883
ConAgra Foods, Inc.	418,508	11,300
Sara Lee Corp.	606,862	10,335
Kellogg Co.	200,696	10,047
Wm. Wrigley Jr. Co.	177,966	9,204
Reynolds American Inc.	139,424	9,128
The Clorox Co.	122,903	7,884
UST, Inc.	131,403	7,648
Campbell Soup Co.	187,546	7,294
The Hershey Co.	140,974	7,021
SuperValu Inc.	171,382	6,127
Whole Foods Market, Inc.	111,200	5,219
Coca-Cola Enterprises, Inc.	243,607	4,974
* Constellation Brands, Inc. Class A	171,300	4,971
* Dean Foods Co.	109,000	4,609
Brown-Forman Corp. Class B	66,372	4,396
The Estee Lauder Cos. Inc. Class A	105,100	4,290
McCormick&Co., Inc.	108,752	4,193
The Pepsi Bottling Group, Inc.	108,744	3,361
Tyson Foods, Inc.	203,100	3,341
Molson Coors Brewing Co. Class B	43,664	3,338

		961,205

Energy (8.1%)
ExxonMobil Corp.	4,753,657	364,273
Chevron Corp.	1,776,753	130,645
ConocoPhillips Co.	1,343,252	96,647
Schlumberger Ltd.	965,200	60,962
Occidental Petroleum Corp.	697,679	34,068
Marathon Oil Corp.	286,500	26,501
Halliburton Co.	819,521	25,446
Valero Energy Corp.	496,408	25,396
Devon Energy Corp.	358,206	24,028
Baker Hughes, Inc.	261,411	19,517
* Transocean Inc.	239,212	19,350
Apache Corp.	267,811	17,812
Anadarko Petroleum Corp.	374,548	16,300
XTO Energy, Inc.	296,173	13,935
Williams Cos., Inc.	478,278	12,493
EOG Resources, Inc.	197,304	12,322
* Weatherford International Ltd.	282,057	11,787
Hess Corp.	221,453	10,977
Chesapeake Energy Corp.	330,200	9,592
Kinder Morgan, Inc.	85,252	9,015
Peabody Energy Corp.	215,037	8,690
* National Oilwell Varco Inc.	140,150	8,574
El Paso Corp.	561,007	8,572
Noble Corp.	110,452	8,411
Murphy Oil Corp.	151,700	7,714
* Nabors Industries, Inc.	254,404	7,576
BJ Services Co.	238,926	7,005
Smith International, Inc.	161,869	6,648
Sunoco, Inc.	100,344	6,257
CONSOL Energy, Inc.	146,739	4,715
Rowan Cos., Inc.	88,051	2,923

		1,018,151

Financials (18.2%)
Citigroup, Inc.	4,004,790	223,067
Bank of America Corp.	3,660,049	195,410
American International Group, Inc.	2,118,451	151,808
JPMorgan Chase&Co.	2,829,827	136,681
Wells Fargo&Co.	2,744,880	97,608
Wachovia Corp.	1,560,515	88,871
Morgan Stanley	862,757	70,254
The Goldman Sachs Group, Inc.	347,066	69,188
Merrill Lynch&Co., Inc.	722,632	67,277
American Express Co.	987,994	59,942
U.S. Bancorp	1,432,710	51,850
Fannie Mae	787,254	46,755
Freddie Mac	559,579	37,995
MetLife, Inc.	619,040	36,530
Washington Mutual, Inc.	780,243	35,493
Lehman Brothers Holdings, Inc.	436,908	34,131
Prudential Financial, Inc.	388,770	33,380
The Allstate Corp.	510,061	33,210
The St. Paul Travelers, Cos. Inc.	561,060	30,123
Capital One Financial Corp.	333,819	25,644
SunTrust Banks, Inc.	288,958	24,403
The Bank of New York Co., Inc.	615,761	24,243
The Hartford Financial Services Group Inc.	259,282	24,194
Regions Financial Corp.	591,901	22,137
Countrywide Financial Corp.	494,508	20,992
BB&T Corp.	440,558	19,354
AFLAC Inc.	404,567	18,610
Fifth Third Bancorp	453,071	18,544
Simon Property Group, Inc. REIT	179,082	18,139
State Street Corp.	266,555	17,976
National City Corp.	489,823	17,908
The Chubb Corp.	332,406	17,588
PNC Financial Services Group	237,104	17,555
Charles Schwab Corp.	841,135	16,268
SLM Corp.	332,506	16,216
ACE Ltd.	260,854	15,800
Bear Stearns Co., Inc.	96,699	15,741
Lincoln National Corp.	236,774	15,722
Loews Corp.	371,169	15,392
Progressive Corp. of Ohio	626,812	15,181
Franklin Resources Corp.	134,997	14,873
The Chicago Mercantile Exchange	28,778	14,670
Mellon Financial Corp.	335,396	14,137
Equity Office Properties Trust REIT	293,306	14,129
Marsh&McLennan Cos., Inc.	440,757	13,514
Moody's Corp.	194,204	13,412
The Principal Financial Group, Inc.	220,205	12,926
Genworth Financial Inc.	368,701	12,613
KeyCorp	324,805	12,352
ProLogis REIT	199,403	12,118
Vornado Realty Trust REIT	98,701	11,992
Equity Residential REIT	233,504	11,850
Ameriprise Financial, Inc.	200,738	10,940
XL Capital Ltd. Class A	144,652	10,418
Boston Properties, Inc. REIT	92,738	10,376
Legg Mason Inc.	105,800	10,056
Archstone-Smith Trust REIT	171,100	9,960
Marshall&Ilsley Corp.	206,803	9,949
Public Storage, Inc. REIT	98,500	9,604
T. Rowe Price Group Inc.	209,704	9,179
Aon Corp.	259,280	9,163
Northern Trust Corp.	149,953	9,101
CIT Group Inc.	158,500	8,840
Synovus Financial Corp.	263,504	8,124
Kimco Realty Corp. REIT	176,200	7,920
MBIA, Inc.	107,002	7,818
M&T Bank Corp.	63,432	7,749
* E*TRADE Financial Corp.	342,052	7,669
Comerica, Inc.	129,953	7,626
Ambac Financial Group, Inc.	85,202	7,589
Sovereign Bancorp, Inc.	297,932	7,564
Zions Bancorp	84,551	6,970
Compass Bancshares Inc.	105,430	6,289
Cincinnati Financial Corp.	138,477	6,274
Safeco Corp.	94,401	5,905
* Realogy Corp.	190,623	5,780
Plum Creek Timber Co. Inc. REIT	143,653	5,725
UnumProvident Corp.	274,595	5,706
Torchmark Corp.	82,651	5,270
Commerce Bancorp, Inc.	147,533	5,203
* CB Richard Ellis Group, Inc.	148,886	4,943
Huntington Bancshares Inc.	202,541	4,810
MGIC Investment Corp.	69,852	4,369
Apartment Investment&Management Co. Class A REIT	77,951	4,367
First Horizon National Corp.	97,252	4,063
Janus Capital Group Inc.	171,454	3,702
Federated Investors, Inc.	68,452	2,312

		2,307,099

Health Care (9.9%)
Johnson&Johnson	2,363,063	156,009
Pfizer Inc.	5,876,734	152,207
Merck&Co., Inc.	1,773,929	77,343
* Amgen, Inc.	950,591	64,935
Abbott Laboratories	1,245,433	60,665
UnitedHealth Group Inc.	1,098,040	58,998
Wyeth	1,096,949	55,857
Medtronic, Inc.	933,158	49,933
Eli Lilly&Co.	810,457	42,225
Bristol-Myers Squibb Co.	1,599,489	42,099
* WellPoint Inc.	503,448	39,616
Schering-Plough Corp.	1,199,591	28,358
Baxter International, Inc.	528,259	24,506
* Gilead Sciences, Inc.	372,106	24,161
Cardinal Health, Inc.	336,832	21,702
Caremark Rx, Inc.	355,757	20,317
Aetna Inc.	438,587	18,938
* Celgene Corp.	301,080	17,321
* Boston Scientific Corp.	964,803	16,575
* Zimmer Holdings, Inc.	196,520	15,403
* Thermo Fisher Scientific, Inc.	327,806	14,846
Allergan, Inc.	120,952	14,483
Becton, Dickinson&Co.	197,454	13,851
* Biogen Idec Inc.	279,499	13,749
Stryker Corp.	239,756	13,213
* Forest Laboratories, Inc.	260,205	13,166
* Genzyme Corp.	212,553	13,089
* Medco Health Solutions, Inc.	242,633	12,966
McKesson Corp.	243,819	12,362
CIGNA Corp.	85,753	11,283
* St. Jude Medical, Inc.	294,606	10,771
* Express Scripts Inc.	116,802	8,363
Biomet, Inc.	197,654	8,157
AmerisourceBergen Corp.	166,104	7,468
* Humana Inc.	134,203	7,423
* Laboratory Corp. of America Holdings	100,000	7,347
C.R. Bard, Inc.	84,902	7,044
Quest Diagnostics, Inc.	128,964	6,835
* MedImmune Inc.	207,804	6,727
* Coventry Health Care Inc.	126,400	6,326
Applera Corp.-Applied Biosystems Group	151,853	5,571
IMS Health, Inc.	173,962	4,780
* Waters Corp.	90,451	4,429
* Hospira, Inc.	130,332	4,377
* Barr Pharmaceuticals Inc.	86,100	4,315
* Patterson Cos	112,000	3,977
Health Management Associates Class A	187,154	3,951
Mylan Laboratories, Inc.	176,654	3,526
* King Pharmaceuticals, Inc.	188,720	3,004
* Millipore Corp.	42,151	2,807
Manor Care, Inc.	58,851	2,761
* Tenet Healthcare Corp.	363,107	2,531
PerkinElmer, Inc.	105,952	2,355
Bausch&Lomb, Inc.	41,951	2,184
* Watson Pharmaceuticals, Inc.	82,902	2,158

		1,249,363

Industrials (8.9%)
General Electric Co.	8,401,420	312,617
United Parcel Service, Inc.	877,867	65,822
The Boeing Co.	647,991	57,568
United Technologies Corp.	824,494	51,547
Tyco International Ltd.	1,620,976	49,278
3M Co.	600,161	46,771
Caterpillar, Inc.	535,550	32,845
Honeywell International Inc.	663,063	29,997
Emerson Electric Co.	653,955	28,833
FedEx Corp.	247,801	26,916
Lockheed Martin Corp.	289,619	26,665
General Dynamics Corp.	326,206	24,253
Burlington Northern Santa Fe Corp.	297,702	21,973
Union Pacific Corp.	219,104	20,162
Raytheon Co.	363,377	19,186
Northrop Grumman Corp.	279,945	18,952
Deere&Co.	189,154	17,983
Norfolk Southern Corp.	324,185	16,303
Waste Management, Inc.	436,719	16,058
Illinois Tool Works, Inc.	340,322	15,719
Danaher Corp.	192,455	13,941
PACCAR, Inc.	202,677	13,154
CSX Corp.	360,206	12,402
Ingersoll-Rand Co.	261,446	10,230
Masco Corp.	332,317	9,926
Textron, Inc.	104,452	9,794
Southwest Airlines Co.	639,312	9,794
Eaton Corp.	122,002	9,167
Rockwell Collins, Inc.	137,053	8,674
Rockwell Automation, Inc.	140,153	8,561
ITT Industries, Inc.	149,802	8,512
Pitney Bowes, Inc.	177,954	8,220
L-3 Communications Holdings, Inc.	100,100	8,186
Dover Corp.	164,203	8,049
Parker Hannifin Corp.	97,027	7,459
American Standard Cos., Inc.	142,303	6,525
Cooper Industries, Inc. Class A	72,058	6,516
R.R. Donnelley&Sons Co.	176,003	6,255
Avery Dennison Corp.	87,333	5,933
Fluor Corp.	68,501	5,593
Robert Half International, Inc.	135,853	5,043
Cummins Inc.	42,101	4,976
* Monster Worldwide Inc.	99,702	4,650
Goodrich Corp.	98,252	4,475
Cintas Corp.	112,103	4,452
American Power Conversion Corp.	141,403	4,326
W.W. Grainger, Inc.	61,251	4,284
* Terex Corp.	65,170	4,209
Equifax, Inc.	103,352	4,196
Pall Corp.	95,368	3,295
* Allied Waste Industries, Inc.	205,394	2,524
Ryder System, Inc.	48,451	2,474

		1,125,243

Information Technology (12.4%)
Microsoft Corp.	7,050,672	210,533
* Cisco Systems, Inc.	4,949,453	135,269
International Business Machines Corp.	1,227,723	119,273
Intel Corp.	4,701,940	95,214
Hewlett-Packard Co.	2,227,708	91,759
* Google Inc.	173,676	79,974
* Apple Computer, Inc.	691,738	58,687
* Oracle Corp.	3,280,601	56,230
QUALCOMM Inc.	1,342,684	50,740
* Dell Inc.	1,851,767	46,461
Motorola, Inc.	1,970,308	40,510
Texas Instruments, Inc.	1,209,411	34,831
* eBay Inc.	951,347	28,607
* Yahoo! Inc.	1,007,370	25,728
* Corning, Inc.	1,266,670	23,699
* EMC Corp.	1,795,025	23,694
Automatic Data Processing, Inc.	455,247	22,421
Applied Materials, Inc.	1,136,375	20,966
* Adobe Systems, Inc.	478,808	19,689
* Symantec Corp.	806,588	16,817
First Data Corp.	612,419	15,629
* Sun Microsystems, Inc.	2,841,835	15,403
Western Union Co.	612,419	13,730
* Xerox Corp.	796,308	13,497
* Electronic Arts Inc.	249,415	12,561
* Broadcom Corp.	381,457	12,325
* Agilent Technologies, Inc.	341,254	11,893
* Network Appliance, Inc.	301,465	11,842
Electronic Data Systems Corp.	420,957	11,597
Paychex, Inc.	269,156	10,642
* NVIDIA Corp.	285,304	10,559
Analog Devices, Inc.	278,741	9,162
* Advanced Micro Devices, Inc.	439,251	8,939
* Cognizant Technology Solutions Corp.	114,452	8,831
* Intuit, Inc.	282,606	8,622
* Juniper Networks, Inc.	453,160	8,583
* Micron Technology, Inc.	580,809	8,108
Maxim Integrated Products, Inc.	260,855	7,987
KLA-Tencor Corp.	159,953	7,958
CA, Inc.	350,013	7,928
* SanDisk Corp.	183,000	7,874
* Fiserv, Inc.	149,003	7,811
* Computer Sciences Corp.	143,786	7,674
* Autodesk, Inc.	187,004	7,566
Linear Technology Corp.	245,005	7,429
Xilinx, Inc.	277,405	6,605
* NCR Corp.	145,302	6,213
* Lexmark International, Inc.	79,948	5,852
National Semiconductor Corp.	246,056	5,585
* Altera Corp.	282,506	5,560
* BMC Software, Inc.	169,854	5,469
Fidelity National Information Services, Inc.	132,162	5,298
* Avaya Inc.	370,057	5,173
* VeriSign, Inc.	194,800	4,685
* Affiliated Computer Services, Inc. Class A	93,852	4,584
* Citrix Systems, Inc.	145,353	3,932
Molex, Inc.	116,803	3,694
* Tellabs, Inc.	353,856	3,631
* Novellus Systems, Inc.	104,952	3,612
Sabre Holdings Corp.	112,021	3,572
Jabil Circuit, Inc.	140,903	3,459
* Comverse Technology, Inc.	158,303	3,342
* LSI Logic Corp.	325,006	2,925
Symbol Technologies, Inc.	190,054	2,839
* QLogic Corp.	128,802	2,823
* JDS Uniphase Corp.	166,483	2,774
* Convergys Corp.	115,152	2,738
* Compuware Corp.	302,356	2,519
* Solectron Corp.	741,364	2,387
* Teradyne, Inc.	157,953	2,363
Tektronix, Inc.	69,051	2,014
* Unisys Corp.	251,155	1,969
* Ciena Corp.	66,893	1,854
* Novell, Inc.	283,255	1,756
* Sanmina-SCI Corp.	404,008	1,394
* ADC Telecommunications, Inc.	88,344	1,284
* PMC Sierra Inc.	135,503	909

		1,568,066

Materials (2.4%)
E.I. du Pont de Nemours&Co.	751,423	36,602
Dow Chemical Co.	780,271	31,164
Monsanto Co.	437,460	22,980
Alcoa Inc.	705,099	21,160
Phelps Dodge Corp.	165,908	19,863
Newmont Mining Corp. (Holding Co.)	365,203	16,489
Praxair, Inc.	261,755	15,530
Weyerhaeuser Co.	197,504	13,954
Nucor Corp.	248,204	13,567
International Paper Co.	380,416	12,972
Air Products&Chemicals, Inc.	177,703	12,489
Freeport-McMoRan Copper&Gold, Inc. Class B	159,495	8,889
PPG Industries, Inc.	132,003	8,476
Allegheny Technologies Inc.	81,462	7,387
United States Steel Corp.	100,042	7,317
Vulcan Materials Co.	79,302	7,127
Ecolab, Inc.	148,854	6,728
Rohm&Haas Co.	114,992	5,878
MeadWestvaco Corp.	144,851	4,354
Sealed Air Corp.	65,166	4,231
Sigma-Aldrich Corp.	54,201	4,213
Temple-Inland Inc.	88,502	4,074
* Pactiv Corp.	111,002	3,962
Eastman Chemical Co.	66,001	3,915
Ball Corp.	81,402	3,549
Ashland, Inc.	50,949	3,525
International Flavors&Fragrances, Inc.	66,001	3,245
Bemis Co., Inc.	82,402	2,800
* Hercules, Inc.	86,302	1,666

		308,106

Telecommunication Services (2.9%)
AT&T Inc.	3,132,083	111,972
Verizon Communications Inc.	2,388,716	88,956
BellSouth Corp.	1,474,567	69,467
Sprint Nextel Corp.	2,360,565	44,591
Alltel Corp.	304,522	18,418
* Qwest Communications International Inc.	1,301,647	10,895
Embarq Corp.	118,439	6,225
Windstream Corp.	379,712	5,400
CenturyTel, Inc.	102,702	4,484
Citizens Communications Co.	257,304	3,697

		364,105

Utilities (2.9%)
Exelon Corp.	545,752	33,777
Duke Energy Corp.	1,014,702	33,698
Dominion Resources, Inc.	285,740	23,956
Southern Co.	602,811	22,220
TXU Corp.	375,288	20,344
FPL Group, Inc.	328,426	17,873
FirstEnergy Corp.	267,813	16,149
Entergy Corp.	168,730	15,577
Public Service Enterprise Group, Inc.	204,453	13,572
American Electric Power Co., Inc.	317,766	13,530
PG&E Corp.	278,376	13,176
Edison International	264,605	12,034
Sempra Energy	212,445	11,905
* AES Corp.	527,809	11,633
PPL Corp.	306,706	10,992
Progress Energy, Inc.	203,858	10,005
Constellation Energy Group, Inc.	143,852	9,907
Consolidated Edison Inc.	200,454	9,636
Ameren Corp.	167,818	9,017
Xcel Energy, Inc.	326,451	7,528
DTE Energy Co.	144,003	6,971
* Allegheny Energy, Inc.	129,702	5,955
Questar Corp.	69,863	5,802
KeySpan Corp.	138,402	5,699
NiSource, Inc.	216,077	5,207
CenterPoint Energy Inc.	253,527	4,203
Pinnacle West Capital Corp.	78,151	3,961
* CMS Energy Corp.	174,152	2,908
TECO Energy, Inc.	163,523	2,818
* Dynegy, Inc.	279,943	2,027
Nicor Inc.	34,151	1,598
Peoples Energy Corp.	28,851	1,286

		364,964

Total Common Stocks
(Cost $6,436,553)		10,372,904

Temporary Cash Investments (18.3%)

Money Market Fund (13.7%)
1 Vanguard Market Liquidity Fund, 5.294%	1,738,548,448	1,738,548

		1,738,548

	Face Amount ($000)

Commercial Paper (3.8%)
Amstel Funding Corp.
2 5.314%, 3/1/2007	50,000	49,574
Calyon North America Inc.
5.288%, 3/6/2007	50,000	49,542
Grampian Funding LLC
2 5.320%, 3/20/2007	50,000	49,434
ING (U.S.) Funding LLC
5.279%, 3/7/2007	18,000	17,832
Lake Constance Funding LLC
2 5.327%, 3/15/2007	20,000	19,789
Lexington Parker Capital
2 5.307%, 3/15/2007	50,000	49,469
Santander Centro Hispanic
5.319%, 3/14/2007	50,000	49,481
Simba Funding Corp.
2 5.320%, 3/16/2007	50,000	49,465
Skandinaviska Enskilda Banken
2 5.284%, 3/7/2007	50,000	49,532
Thunder Bay Funding Inc.
2 5.319%, 3/19/2007	50,000	49,440
Versailles CDS LLC
2 5.339%, 3/19/2007	50,000	49,445

		483,003

U.S.Government Security (0.8%)
U.S. Treasury Bill
3 4.905%-4.925%, 3/8/2007	106,000	105,073

Total Temporary Cash Investments
(Cost $2,326,569)		2,326,624

Total Investments (100.3%)
(Cost $8,763,122)		12,699,528

Other Assets and Liabilities-Net (-0.3%)		(43,405)

Net Assets (100%)		12,656,123

*   Non-income-producing security.
1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2   Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At December 31, 2006, the aggregate value of these securities was $366,148,000, representing 2.9% of net assets.
3   Securities with a value of $105,073,000 have been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At December 31, 2006, the cost of investment securities for tax purposes was $8,763,122,000. Net unrealized appreciation of investment securities for tax purposes was $3,936,406,000, consisting of unrealized gains of $4,040,455,000 on securities that had risen in value since their purchase and $104,049,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	19,539	1,395,475	5,392
S&P 500 Index	2,609	931,674	3,462

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard U.S. Value Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (97.2%)

Consumer Discretionary (15.5%)
Home Depot, Inc.	899,700	36,132
Lowe's Cos., Inc.	551,900	17,192
Ford Motor Co.	1,573,529	11,817
The Walt Disney Co.	288,000	9,870
Gannett Co., Inc.	161,600	9,770
* Comcast Corp. Class A	191,900	8,123
Johnson Controls, Inc.	73,300	6,298
General Motors Corp.	197,900	6,079
News Corp., Class A	261,100	5,608
VF Corp.	67,900	5,573
CBS Corp.	158,100	4,930
Whirlpool Corp.	55,186	4,582
Liz Claiborne, Inc.	95,500	4,150
* AutoNation, Inc.	193,300	4,121
Eastman Kodak Co.	137,700	3,553
Harley-Davidson, Inc.	49,700	3,502
* Dollar Tree Stores, Inc.	111,300	3,350
Centex Corp.	58,100	3,269
Lennar Corp. Class A	60,700	3,184
* Bed Bath&Beyond, Inc.	81,900	3,120
TJX Cos., Inc.	108,800	3,103
Family Dollar Stores, Inc.	101,900	2,989
The Gap, Inc.	150,200	2,929
* Mohawk Industries, Inc.	35,900	2,687
Jones Apparel Group, Inc.	78,500	2,624
KB Home	49,900	2,559
* Jack in the Box Inc.	39,600	2,417
* Office Depot, Inc.	62,100	2,370
Ryland Group, Inc.	42,400	2,316
* Starbucks Corp.	63,700	2,256
Brinker International, Inc.	70,350	2,122
Mattel, Inc.	90,700	2,055
ArvinMeritor, Inc.	106,800	1,947
* Rent-A-Center, Inc.	65,700	1,939
Target Corp.	33,900	1,934
Pulte Homes, Inc.	55,900	1,851
Group 1 Automotive, Inc.	33,400	1,727
Dollar General Corp.	107,400	1,725
* AutoZone Inc.	14,700	1,699
Staples, Inc.	63,600	1,698
CBRL Group, Inc.	36,000	1,611
Newell Rubbermaid, Inc.	55,400	1,604
MDC Holdings, Inc.	27,140	1,548
* Payless ShoeSource, Inc.	47,100	1,546
Snap-On Inc.	32,000	1,524
Best Buy Co., Inc.	30,700	1,510
Ethan Allen Interiors, Inc.	41,400	1,495
Tribune Co.	47,800	1,471
* O'Reilly Automotive, Inc.	44,100	1,414
* ITT Educational Services, Inc.	19,800	1,314
Furniture Brands International Inc.	79,400	1,289
Sonic Automotive, Inc.	41,700	1,211
Columbia Sportswear Co.	20,500	1,142
Circuit City Stores, Inc.	55,300	1,050
New York Times Co. Class A	42,800	1,043
Borders Group, Inc.	46,600	1,041
OfficeMax, Inc.	20,700	1,028
* Zale Corp.	33,600	948
United Auto Group, Inc.	39,600	933
* TRW Automotive Holdings Corp.	34,100	882
Thor Industries, Inc.	18,600	818
Dillard's Inc.	22,900	801
* Big Lots Inc.	33,600	770
Foot Locker, Inc.	34,600	759
^ La-Z-Boy Inc.	51,000	605
Blyth, Inc.	28,400	589
Talbots Inc.	24,000	578
Kellwood Co.	16,200	527
American Greetings Corp. Class A	20,400	487
* AnnTaylor Stores Corp.	13,600	447
* Fossil, Inc.	18,900	427
Brunswick Corp.	13,000	415
Leggett&Platt, Inc.	15,900	380
Abercrombie&Fitch Co.	3,800	265
* The Goodyear Tire&Rubber Co.	8,000	168
H&R Block, Inc.	6,000	138
* Kohl's Corp.	2,000	137

		233,085

Consumer Staples (8.9%)
Wal-Mart Stores, Inc.	615,500	28,424
Altria Group, Inc.	199,500	17,121
The Kroger Co.	643,500	14,846
Safeway, Inc.	413,900	14,304
Kraft Foods Inc.	296,600	10,589
Tyson Foods, Inc.	323,700	5,325
Sara Lee Corp.	306,300	5,216
SuperValu Inc.	142,425	5,092
Archer-Daniels-Midland Co.	146,300	4,676
Walgreen Co.	95,400	4,378
Anheuser-Busch Cos., Inc.	80,200	3,946
Costco Wholesale Corp.	73,100	3,865
UST, Inc.	45,000	2,619
H.J. Heinz Co.	49,400	2,223
* BJ's Wholesale Club, Inc.	62,300	1,938
ConAgra Foods, Inc.	58,000	1,566
Reynolds American Inc.	23,500	1,539
* NBTY, Inc.	34,700	1,442
Longs Drug Stores, Inc.	31,600	1,339
* Performance Food Group Co.	39,500	1,092
The Pepsi Bottling Group, Inc.	32,700	1,011
PepsiAmericas, Inc.	31,300	657
Corn Products International, Inc.	18,200	629
* Energizer Holdings, Inc.	8,000	568
* Alberto-Culver Co.	9,700	208
Campbell Soup Co.	3,800	148
Weis Markets, Inc.	1,300	52

		134,813

Energy (6.2%)
ExxonMobil Corp.	822,100	62,998
Occidental Petroleum Corp.	155,700	7,603
Anadarko Petroleum Corp.	172,500	7,507
Chevron Corp.	75,300	5,537
ConocoPhillips Co.	70,090	5,043
Apache Corp.	46,800	3,113
Devon Energy Corp.	34,300	2,301
* Universal Compression Holdings, Inc.	2,700	168

		94,270

Financials (31.6%)
Citigroup, Inc.	1,408,400	78,448
Morgan Stanley	396,700	32,303
Fannie Mae	540,800	32,118
Bank of America Corp.	570,959	30,483
Freddie Mac	361,700	24,559
JPMorgan Chase&Co.	475,950	22,988
American International Group, Inc.	310,400	22,243
National City Corp.	569,213	20,810
Washington Mutual, Inc.	349,871	15,916
The Goldman Sachs Group, Inc.	70,200	13,994
Merrill Lynch&Co., Inc.	142,600	13,276
The Allstate Corp.	162,100	10,554
PNC Financial Services Group	139,900	10,358
AFLAC Inc.	216,000	9,936
Comerica, Inc.	129,700	7,611
U.S. Bancorp	207,800	7,520
KeyCorp	173,200	6,587
Ambac Financial Group, Inc.	72,300	6,440
MBIA, Inc.	83,100	6,071
UnumProvident Corp.	275,800	5,731
The Bank of New York Co., Inc.	131,100	5,161
Torchmark Corp.	76,800	4,897
BB&T Corp.	106,700	4,687
Lincoln National Corp.	67,571	4,487
Mellon Financial Corp.	103,500	4,363
Lehman Brothers Holdings, Inc.	54,200	4,234
Old Republic International Corp.	166,987	3,887
Aon Corp.	102,100	3,608
The PMI Group Inc.	73,900	3,486
Radian Group, Inc.	64,400	3,472
Bear Stearns Co., Inc.	21,100	3,435
MGIC Investment Corp.	53,300	3,333
LandAmerica Financial Group, Inc.	48,800	3,080
Progressive Corp. of Ohio	122,900	2,977
First American Corp.	72,800	2,961
Fifth Third Bancorp	71,100	2,910
CIT Group Inc.	46,200	2,577
Nationwide Financial Services, Inc.	47,500	2,574
W.R. Berkley Corp.	72,100	2,488
Countrywide Financial Corp.	56,200	2,386
American Financial Group, Inc.	66,300	2,381
First Horizon National Corp.	54,600	2,281
Protective Life Corp.	46,900	2,228
Capital One Financial Corp.	23,400	1,798
Fremont General Corp.	97,600	1,582
Raymond James Financial, Inc.	47,400	1,437
Flagstar Bancorp, Inc.	89,900	1,334
Commerce Group, Inc.	39,600	1,178
Huntington Bancshares Inc.	47,300	1,123
The Hartford Financial Services Group Inc.	11,900	1,110
Stewart Information Services Corp.	24,700	1,071
Downey Financial Corp.	14,700	1,067
* Conseco, Inc.	53,100	1,061
Greater Bay Bancorp	36,400	958
Janus Capital Group Inc.	43,100	931
Jefferies Group, Inc.	33,500	898
BancorpSouth, Inc.	28,800	772
Reinsurance Group of America, Inc.	10,600	590
Brown&Brown, Inc.	17,600	496
Leucadia National Corp.	17,400	491
Thornburg Mortgage, Inc. REIT	19,300	485
* E*TRADE Financial Corp.	21,100	473
* Knight Capital Group, Inc. Class A	22,900	439
* AmeriCredit Corp.	16,500	415
Hancock Holding Co.	7,800	412
FirstMerit Corp.	15,100	365
* Triad Guaranty, Inc.	5,800	318
* Ocwen Financial Corp.	11,600	184
Cash America International Inc.	3,700	174
UnionBanCal Corp.	2,500	153
Moody's Corp.	2,100	145
Cincinnati Financial Corp.	3,200	145
Annaly Mortgage Management Inc. REIT	10,300	143
Citizens Banking Corp.	3,500	93

		477,680

Health Care (14.5%)
Pfizer Inc.	2,986,700	77,356
Merck&Co., Inc.	1,260,000	54,936
UnitedHealth Group Inc.	234,100	12,578
McKesson Corp.	236,400	11,985
Cardinal Health, Inc.	168,200	10,837
AmerisourceBergen Corp.	194,300	8,736
Bristol-Myers Squibb Co.	283,400	7,459
* Forest Laboratories, Inc.	102,400	5,181
* Express Scripts Inc.	61,000	4,368
Abbott Laboratories	70,500	3,434
Quest Diagnostics, Inc.	56,200	2,979
Stryker Corp.	50,400	2,778
* King Pharmaceuticals, Inc.	145,200	2,312
Applera Corp.-Applied Biosystems Group	53,900	1,978
Aetna Inc.	45,000	1,943
CIGNA Corp.	11,200	1,474
* Biogen Idec Inc.	25,000	1,230
* Tenet Healthcare Corp.	152,300	1,062
* Lincare Holdings, Inc.	24,300	968
Biomet, Inc.	23,300	962
* WellPoint Inc.	9,400	740
* AMERIGROUP Corp.	19,800	711
* IDEXX Laboratories Corp.	6,700	531
Health Management Associates Class A	24,000	507
* Patterson Cos	14,200	504
* Zimmer Holdings, Inc.	6,400	502
Caremark Rx, Inc.	8,700	497
* Thermo Fisher Scientific, Inc.	6,700	303
* Barr Pharmaceuticals Inc.	5,600	281
Universal Health Services Class B	2,700	150
* Pediatrix Medical Group, Inc.	3,000	147

		219,429

Industrials (5.6%)
FedEx Corp.	101,500	11,025
Masco Corp.	162,600	4,857
Burlington Northern Santa Fe Corp.	58,800	4,340
Northrop Grumman Corp.	62,600	4,238
PACCAR, Inc.	64,200	4,167
Union Pacific Corp.	42,800	3,938
Pitney Bowes, Inc.	74,200	3,427
Manpower Inc.	42,000	3,147
Eaton Corp.	40,600	3,051
Norfolk Southern Corp.	56,100	2,821
Deere&Co.	28,700	2,728
Waste Management, Inc.	69,800	2,567
Raytheon Co.	42,500	2,244
Emerson Electric Co.	49,200	2,169
* EMCOR Group, Inc.	37,900	2,155
Illinois Tool Works, Inc.	44,500	2,055
* Terex Corp.	30,000	1,937
Ryder System, Inc.	36,400	1,859
Parker Hannifin Corp.	22,300	1,714
Danaher Corp.	21,200	1,536
Lincoln Electric Holdings, Inc.	22,100	1,335
IKON Office Solutions, Inc.	78,100	1,278
CSX Corp.	32,600	1,122
SPX Corp.	18,100	1,107
Cummins Inc.	9,300	1,099
American Standard Cos., Inc.	23,500	1,077
Arkansas Best Corp.	29,700	1,069
Crane Co.	29,100	1,066
W.W. Grainger, Inc.	15,000	1,049
Acuity Brands, Inc.	19,500	1,015
* United Rentals, Inc.	36,600	931
* Flowserve Corp.	16,100	813
Deluxe Corp.	29,700	748
A.O. Smith Corp.	19,900	747
Valmont Industries, Inc.	11,100	616
Kaydon Corp.	12,700	505
Avis Budget Group, Inc.	22,930	497
Mueller Industries Inc.	15,200	482
* AGCO Corp.	15,400	476
* Swift Transportation Co., Inc.	15,400	405
The Timken Co.	11,400	333
* Allied Waste Industries, Inc.	25,200	310
Regal-Beloit Corp.	5,100	268
* NCI Building Systems, Inc.	4,900	254
* Amerco, Inc.	2,600	226
Carlisle Co., Inc.	2,500	196
* Orbital Sciences Corp.	7,700	142
Kelly Services, Inc. Class A	3,100	90

		85,231

Information Technology (4.2%)
* Dell Inc.	356,600	8,947
International Business Machines Corp.	79,000	7,675
Hewlett-Packard Co.	104,100	4,288
Microsoft Corp.	132,300	3,950
* Ingram Micro, Inc. Class A	193,500	3,949
* Lexmark International, Inc.	51,800	3,792
* Tech Data Corp.	91,800	3,476
First Data Corp.	119,100	3,039
* Computer Sciences Corp.	45,000	2,402
Sabre Holdings Corp.	74,400	2,373
* Affiliated Computer Services, Inc. Class A	42,900	2,095
Intel Corp.	101,000	2,045
* Convergys Corp.	79,000	1,879
Electronic Data Systems Corp.	57,700	1,590
* BEA Systems, Inc.	97,500	1,227
* Fiserv, Inc.	21,900	1,148
Molex, Inc.	30,400	962
* Polycom, Inc.	29,700	918
CDW Corp.	12,300	865
Intersil Corp.	35,100	840
Tektronix, Inc.	25,300	738
MoneyGram International, Inc.	20,500	643
* CommScope, Inc.	18,900	576
* MPS Group, Inc.	39,100	554
* Intuit, Inc.	15,300	467
Technitrol, Inc.	16,500	394
* Unisys Corp.	44,400	348
AVX Corp.	23,000	340
* Benchmark Electronics, Inc.	13,200	322
* Mentor Graphics Corp.	16,200	292
* RealNetworks, Inc.	26,300	288
* Rofin-Sinar Technologies Inc.	3,300	199
* Littelfuse, Inc.	5,200	166
* SonicWALL, Inc.	18,400	155
* Ceridian Corp.	5,300	148
* Anixter International Inc.	2,300	125
* Tellabs, Inc.	11,800	121

		63,336

Materials (1.6%)
Alcoa Inc.	209,600	6,290
Nucor Corp.	73,300	4,007
PPG Industries, Inc.	61,200	3,930
International Paper Co.	85,700	2,922
Reliance Steel&Aluminum Co.	57,000	2,245
Airgas, Inc.	27,100	1,098
Air Products&Chemicals, Inc.	13,700	963
Sensient Technologies Corp.	33,100	814
Bemis Co., Inc.	17,900	608
* Smurfit-Stone Container Corp.	23,200	245
Albemarle Corp.	2,400	172
Spartech Corp.	6,100	160
Louisiana-Pacific Corp.	7,200	155
Sonoco Products Co.	3,900	148
Cytec Industries, Inc.	2,400	136

		23,893

Telecommunication Services (8.9%)
Verizon Communications Inc.	1,759,602	65,528
AT&T Inc.	1,323,348	47,310
BellSouth Corp.	321,800	15,160
CenturyTel, Inc.	78,700	3,436
* Qwest Communications International Inc.	369,300	3,091

		134,525

Utilities (0.2%)
CenterPoint Energy Inc.	124,300	2,061
PG&E Corp.	18,500	876

		2,937

Total Common Stocks
(Cost $1,281,511)		1,469,199

Temporary Cash Investment (2.5%)

Money Market Fund
1 Vanguard Market Liquidity Fund, 5.294%
(Cost $37,048)	37,048,317	37,048

Total Investments (99.7%)
(Cost $1,318,559)		1,506,247

2 Other Assets and Liabilities—Net (0.3%)		5,271

Net Assets (100%)		1,511,518

*  Non-income-producing security.
^  Part of security position is on loan to broker-dealers.
1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2   Cash in the amount of $4,200,000 has been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2006, the cost of investment securities for tax purposes was $1,318,559,000. Net unrealized appreciation of investment securities for tax purposes was $187,688,000, consisting of unrealized gains of $204,296,000 on securities that had risen in value since their purchase and $16,608,000 in unrealized losses on securities that had fallen in value since their purchase.

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	79	28,211	120

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Value Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (98.9%)

Consumer Discretionary (20.7%)
Cinram International Income Fund	1,007,200	19,864
* R.H. Donnelley Corp.	221,059	13,867
American Axle&Manufacturing Holdings, Inc.	673,200	12,784
Home Depot, Inc.	253,700	10,189
* Comcast Corp. Special Class A	220,800	9,247
Entercom Communications Corp.	226,100	6,372
Foot Locker, Inc.	288,200	6,320
Lear Corp.	188,800	5,575
Circuit City Stores, Inc.	244,400	4,639
* Viacom Inc. Class B	95,000	3,898
* TRW Automotive Holdings Corp.	118,000	3,053
* Liberty Global, Inc. Series C	74,146	2,076
Cablevision Systems NY Group Class A	70,000	1,994
* Comcast Corp. Class A	43,400	1,837
* Liberty Global, Inc. Class A	39,093	1,140
* Apollo Group, Inc. Class A	21,600	842

		103,697

Consumer Staples (3.9%)
Bunge Ltd.	107,400	7,788
Unilever NV	236,014	6,428
* Pan Fish ASA	4,058,000	3,695
Unilever NV ADR	51,000	1,390
Avon Products, Inc.	700	23

		19,324

Energy (2.9%)
* Newfield Exploration Co.	115,600	5,312
Talisman Energy, Inc.	154,200	2,620
EnCana Corp.	45,010	2,068
Devon Energy Corp.	30,100	2,019
* 1 Brazil Ecodiesel ADR	328,500	1,816
Petroleo Brasileiro Series A ADR	7,900	733

		14,568

Financials (12.1%)
Bank of America Corp.	182,869	9,763
ACE Ltd.	158,300	9,588
KKR Financial Corp. REIT	274,300	7,349
Citigroup, Inc.	97,900	5,453
* Genesis Lease Ltd ADR	223,300	5,248
* E*TRADE Financial Corp.	221,200	4,959
UBS AG (New York Shares)	72,900	4,398
CIT Group Inc.	76,700	4,278
Platinum Underwriters Holdings, Ltd.	133,400	4,127
Capital One Financial Corp.	41,200	3,165
American International Group, Inc.	29,400	2,107

		60,435

Health Care (13.6%)
Wyeth	294,300	14,986
Sanofi-Aventis ADR	311,500	14,382
* Impax Laboratories, Inc.	835,500	8,188
Cooper Cos., Inc.	183,800	8,179
Sanofi-Aventis	62,127	5,722
Bristol-Myers Squibb Co.	201,700	5,309
* Theravance, Inc.	149,300	4,612
Astellas Pharma Inc.	93,800	4,247
Aetna Inc.	52,000	2,245

		67,870

Industrials (14.5%)
* UAL Corp.	422,116	18,573
Goodrich Corp.	244,500	11,137
* US Airways Group Private Placement	182,124	9,807
* AGCO Corp.	240,400	7,438
Deere&Co.	65,500	6,227
Tyco International Ltd.	152,200	4,626
UAP Holding Corp.	150,000	3,776
American Standard Cos., Inc.	79,500	3,645
Avis Budget Group, Inc.	112,600	2,442
* Alliant Techsystems, Inc.	25,700	2,009
Walter Industries, Inc.	52,300	1,414
* Mueller Water Products, Inc.	86,422	1,288

		72,382

Information Technology (17.9%)
* Cisco Systems, Inc.	1,003,700	27,431
Microsoft Corp.	384,600	11,484
* Avnet, Inc.	374,000	9,548
* Sun Microsystems, Inc.	1,341,300	7,270
* Fairchild Semiconductor International, Inc.	371,600	6,247
* Flextronics International Ltd.	528,300	6,065
Seagate Technology	160,100	4,243
LM Ericsson Telephone Co. ADR Class B	103,600	4,168
* Unisys Corp.	507,600	3,980
* Symantec Corp.	180,600	3,766
* Powerwave Technologies, Inc.	498,800	3,217
* Arrow Electronics, Inc.	77,400	2,442

		89,861

Materials (10.4%)
Cytec Industries, Inc.	177,300	10,019
Alcoa Inc.	260,500	7,818
Chemtura Corp.	725,300	6,985
E.I. du Pont de Nemours&Co.	138,100	6,727
Celanese Corp. Series A	234,900	6,079
* Century Aluminum Co.	87,800	3,919
* Smurfit-Stone Container Corp.	351,812	3,715
* Owens-Illinois, Inc.	189,100	3,489
Temple-Inland Inc.	47,400	2,182
FMC Corp.	17,200	1,317

		52,250

Telecommunication Services (2.9%)
Sprint Nextel Corp.	694,612	13,121
Embarq Corp.	32,945	1,732

		14,853

Total Common Stocks
(Cost $411,468)		495,240

	Face Amount ($000)

Temporary Cash Investment (1.1%)

Repurchase Agreement (1.1%)

Deutsche Bank Securities, Inc.
5.300%, 1/2/07
(Dated 12/29/06, Repurchase Value $5,503,000,
collateralized by Federal Home Loan Mortgage Corp.
4.000%-7.500%,9/1/16-11/1/36)
	5,500	5,500

Total Temporary Cash Investment
(Cost $5,500)		5,500

Total Investments (100.0%)
(Cost $416,968)		500,740

Other Assets and Liabilities - Net (0.0%)		(213)

Net Assets (100%)		500,527

*   Non-income-producing security.
1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the value of this security represented 0.0% of net assets.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $416,968,000. Net unrealized appreciation of investment securities for tax purposes was $83,772,000, consisting of unrealized gains of $95,182,000 on securities that had risen in value since their purchase and $11,410,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2006

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.